Appendix 4 Additional Information on Financial Debt - Summary of Secured and Unsecured Liabilities by Currency and Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	$ 16,168,473
Non-current, Maturity	748,123,803	786,137,688
One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,133,701	9,283,654
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 725,827,751	$ 764,216,168
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.99%	6.99%
Current, Maturity	$ 8,528,350	$ 9,287,472
Non-current, Maturity	430,228,859	468,578,474
Chile [Member] | U.S. Dollar [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
Chile [Member] | U.S. Dollar [Member] | Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,206,269	2,402,653
Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 430,228,859	$ 468,578,474
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 6,927,432	$ 6,881,001
Non-current, Maturity	317,894,944	317,559,214
Chile [Member] | Unidades de Fomento [Member] | Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,927,432	6,881,001
Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	295,598,892	295,637,694
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,256,390	60,190,505
Non-current, Maturity	1,127,959,493	1,247,557,135
Undiscounted Cash Flow [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12,473,017	13,730,946
Undiscounted Cash Flow [Member] | Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	42,783,373	46,459,559
Undiscounted Cash Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	78,718,927	59,691,577
Undiscounted Cash Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,629,479	82,670,989
Undiscounted Cash Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	74,540,030	80,375,483
Undiscounted Cash Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	72,450,582	78,079,976
Undiscounted Cash Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 825,620,475	$ 946,739,110
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Current, Maturity	$ 26,791,914	$ 29,059,145
Non-current, Maturity	675,895,565	757,584,966
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,697,979	7,264,786
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member] | Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	20,093,935	21,794,359
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Undiscounted Cash Flow [Member] | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 568,727,913	$ 641,348,382
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Current, Maturity	$ 28,464,476	$ 31,131,360
Non-current, Maturity	452,063,928	489,972,169
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,775,038	6,466,160
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member] | Three to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	22,689,438	24,665,200
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,927,014	30,632,431
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,837,566	53,611,843
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,748,117	51,316,337
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,658,669	49,020,830
Undiscounted Cash Flow [Member] | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 256,892,562	$ 305,390,728